EQUITY BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
EQUITY BASED COMPENSATION

15. EQUITY BASED COMPENSATION

The Board grants various awards to certain employees and service providers for their time and commitment to the Company. The awards are designed to share in the equity value appreciation of the Company and are granted under various plans either directly by the Company, a Company subsidiary or indirectly through various management Holdco entities. Prior to the IPO, awards granted were in the form of common units, profits units or an equivalent to a profits unit (membership interest or phantom unit) that corresponds to common units or profits units as applicable. In connection with the IPO, the Company’s board of directors adopted the 2021 Incentive Award Plan (the "2021 Plan"). The 2021 Plan became effective on April 28, 2021 and was amended and restated effective April 24, 2023. As of December 31, 2023, the Company authorized a total of 34,024,998 shares of Class A common stock under the 2021 Plan.

Pursuant to the Transactions involving the business combination of WWE and TKO OpCo, TKO’s Board of Directors approved and adopted the TKO Group Holdings, Inc. 2023 Incentive Award Plan (the "TKO 2023 Plan") on September 12, 2023. A total of 10,000,000 shares of TKO Class A common stock have been authorized for issuance under the TKO 2023 Plan. In addition, TKO converted each WWE equity award of restricted stock units (RSUs) and performance stock units (PSUs) held by WWE directors, officers and employees into TKO RSUs and PSUs of equal value and vesting conditions (with such performance-vesting conditions equitably adjusted), respectively (the "Replacement Awards").

Additionally, the board of certain consolidated subsidiaries grant awards through plans in the form of profits units or phantom units that corresponds to profits units, designed to share in the equity value appreciation of each respective subsidiary.

Equity-based compensation by plan and total amounts included in selling, general and administrative expenses were as follows (in thousands):

	Years Ended December 31,
	2023	2022	2021
2021 Incentive Award Plan	$200,278	$180,757	$253,543
Pre-IPO equity awards	2,783	17,250	274,379
TKO 2023 Plan	6,724	—	—
WWE Replacement Awards	31,747	—	—
Other various subsidiaries awards	12,496	11,373	3,007
Total equity-based compensation expense	$254,028	$209,380	$530,929

As of December 31, 2023, total unrecognized compensation cost for unvested awards and the related remaining weighted average period for expensing is summarized below:

	Unrecognized Compensation Costs (in thousands)	Period Remaining (in years)

2021 Incentive Award Plan	$233,241	2.20
Pre-IPO equity awards	3,049	1.70
TKO 2023 Plan	66,958	2.32
WWE Replacement Awards	59,370	2.30
Total equity-based unrecognized compensation costs	$362,618

Valuation Techniques

For time-based vesting RSUs and restricted share awards (RSAs), the Company used the closing share price on the date of grant. For RSUs with market-based vesting conditions, the Company used a Monte Carlo simulation model to determine the fair value and the derived service periods of these awards.

The Company estimates the fair value of each stock option (and prior to the IPO, each award) on the date of grant using a Black-Scholes option pricing model. Management is required to make certain assumptions with respect to selected model inputs. Expected volatility is based on comparable publicly traded companies’ stock movements. The expected life represents the period of time that the respective awards are expected to be outstanding. The risk-free interest rate is based on the U.S treasury yield curve in effect at the time of grant. All stock options exercised will be settled in Class A common stock. The key assumptions used for units granted in the years ended December 31, 2023, 2022 and 2021 are as follows:

	Risk-free Interest Rate	Expected Volatility	Expected Life (in years)	Expected Dividend Yield
2021 Incentive Award Plan
Year Ended December 31, 2023	3.47%	42.0%	6.00	0%
Year Ended December 31, 2022	1.85%-1.89%	40.9%	6.00	0%
Year Ended December 31, 2021	0.97%-1.34%	40.7%-41.6%	5.50 to 6.25	0%

Modifications and Conversion of Pre-IPO Profit Interests and Phantom Units

In connection with the closing of the IPO, the Company consummated certain Reorganization Transactions, as described in further detail in Note 1. As part of such transactions, modifications of certain pre-IPO equity-based awards were made primarily to remove certain forfeiture and discretionary call terms, which resulted in the Company recording additional equity-based compensation expense of $251.9 million during the year ended December 31, 2021.

2021 Incentive Award Plan

The terms of each award, including vesting and forfeiture, are fixed by the administrator of the 2021 Plan. Key grant terms include one or more of the following: (a) time-based vesting over a two to five year period or full vesting at grant; (b) market-based vesting conditions at graduated levels upon the Company’s attainment of certain market price per share thresholds; and (c) expiration dates (if applicable). Granted awards may include time-based vesting conditions only, market-based vesting conditions only, or both.

The following table summarizes the RSUs and RSAs award activity for the year ended December 31, 2023.

	Time Vested RSUs, RSAs		Market/ Market and Time Vested RSUs
	Units	Value *	Units	Value *
Outstanding at January 1, 2023	5,167,949	$30.23	1,429,209	$25.85
Granted	7,988,968	$22.20	—	$—
Released	(5,262,072)	$24.46	(184,805)	$29.32
Forfeited	(423,241)	$22.87	(151,790)	$25.19
Outstanding at December 31, 2023	7,471,604	$26.12	1,092,614	$25.35
Vested and releasable at December 31, 2023	519,925	$26.98	—	$—

* Weighted average grant date fair value

The following table summarizes the stock options award activity for the year ended December 31, 2023.

	Stock Options
	Options	Weighted average exercise price

Outstanding at January 1, 2023	4,089,561	$25.55
Granted	80,220	$21.73
Exercised	(5,729)	$24.00
Forfeited or expired	(80,208)	$24.61
Outstanding at December 31, 2023	4,083,844	$25.49
Vested and exercisable at December 31, 2023	2,989,081	$24.81

The weighted average grant-date fair value of stock options granted under the Company’s 2021 Plan during the years ended December 31, 2023, 2022 and 2021 was $9.92, $12.57 and $9.72, respectively.

The total grant-date fair value of RSUs and stock options which vested during the years ended December 31, 2023, 2022 and 2021 was $152.3 million, $96.2 million and $120.8 million respectively. The aggregate intrinsic value of vested RSUs and stock options As of December 31, 2023 was $12.4 million. The total intrinsic value of options exercised during the years ended December 31, 2023, 2022 and 2021 was less than hundred thousand, none and $0.1 million, respectively.

TKO 2023 Plan

The TKO 2023 Plan provides for the grant of incentive or non-qualified stock options, stock appreciation rights, restricted stock, RSUs, other stock or cash-based awards and dividend equivalents. Awards may be granted under the TKO 2023 Plan to directors, officers, employees, consultants, advisors and independent contractors of TKO and its affiliates (including TKO OpCo and its subsidiaries).

The terms of each award, including vesting and forfeiture, are determined by the administrator of the TKO 2023 Plan. Key grant terms include time-based vesting over a six-month to four-year period.

During the year ended December 31, 2023, a total amount of 935,536 RSUs were granted under the TKO 2023 Plan, at a weighted average grant date fair value of $91.23.

WWE Replacement Awards

The value of the Replacement Awards was determined using the closing price of WWE Class A common stock, par value $0.01 per share ("WWE Class A common stock"), on the day immediately preceding the closing of the Transactions. The portion of the Replacement Awards issued in connection with the Transactions that was associated with services rendered prior to the date of the Transactions was included in the total consideration transferred, as described in Note 5. The remaining unvested portion of the Replacement Awards, equity-based compensation costs of RSUs are recognized over the total remaining service period on a straight-line basis.

Unvested Replacement Awards accrue dividend equivalents at the same rate as are paid on shares of TKO Class A common stock, par value $0.00001 per share (the "TKO Class A common stock"). The dividend equivalents are subject to the same vesting schedule as the underlying Replacement Awards.

The following table summarizes the RSU Replacement Awards activity for the year ended December 31, 2023:

	Time Vested RSUs
	Units	Value *
Assumed from WWE	1,011,215	$100.65
Vested	(209,982)	$100.65
Forfeited	(146,581)	$100.65
Dividend equivalents	46,438	$100.65
Outstanding at December 31, 2023	701,090	$100.65

* Weighted average grant date fair value

The following table summarizes the PSU Replacement Awards activity for the year ended December 31, 2023:

	Time Vested PSUs		Market/ Market and Time Vested PSUs
	Units	Value *	Units	Value *
Assumed from WWE	641,190	$100.65	20,460	$100.65
Vested	(54,478)	$100.65	—	$—
Forfeited	(272,297)	$83.75	(20,460)	$100.65
Dividend equivalents	12,988	$100.65	—	$—
Outstanding at December 31, 2023	327,403	$93.84	—

CEO and Executive Chairman Market-Based Incentive Awards

Each of the Company’s CEO and Executive Chairman received an award of performance-vesting RSUs pursuant to which they are eligible to receive a number of shares of the Company’s Class A common stock with a specified target value each time the price per share of the Company’s Class A common stock (calculated based on volume weighted average price thereof) exceeds an applicable threshold price above the public offering price of $24.00. One-third of any shares of the Company’s Class A common stock received upon achievement of any applicable threshold price will be vested upon grant and the remainder of such shares will vest in two equal installments on each of the first and second anniversaries of the date of grant. During 2021, only one price threshold was met. These performance-vesting RSUs will expire on the tenth anniversary of the date of grant.

The performance-vesting RSUs awarded to the CEO and Executive Chairman of the Company (each a "Market-Based Incentive Award") are accounted for under ASC 718 as equity-classified awards due to the fixed number of shares of the Company’s Class A common stock each of the CEO and the Executive Chairman will be eligible for upon the achievement of each respective threshold. The Company used a Monte Carlo simulation model to determine the fair value and the derived service periods of these Market-Based Incentive Awards.

For the years ended December 31, 2023, 2022 and 2021, total equity-based compensation expense for these Market-Based Incentive Awards was $56.5 million, $76.7 million and $74.8 million, respectively. As of December 31, 2023, total unrecognized equity-based compensation related to these CEO and Executive Chairman Market-Based Incentive Awards is $113.6, which is expected to be recognized over a weighted-average period of approximately 2.11 years.